OTHER PAYABLES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other payables, current	R$ 1,940,793	R$ 1,878,203
Other payables, noncurrent	6,438,492	2,216,418
Total other current payables	8,294,360	9,318,651
Total other non current payables	6,438,492	2,216,418
Payables To Related Parties [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	29,651	109,087
Other payables, noncurrent	38,058	53,356
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	936,027	416,935
Other payables, noncurrent	60,468	69,472
Dividends And Interest On Capital [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	80,624	611,307
Advances From Customers [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	2,063,509	1,120,072
Other payables, noncurrent	5,144,623	943,919
Taxes In Installments [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	75,735	280,721
Other payables, noncurrent	154,089	184,106
Profit Sharing Employees [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	260,109	266,705
Taxes Payable [Member]
IfrsStatementLineItems [Line Items]
Other payables, noncurrent	30,902	10,925
Provision From Consumption And Services [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	177,152	241,965
Third Party Materials In Our Possession [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	285,250	303,858
Trade Payables Drawee Risk [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	4,209,434	5,709,069
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Other payables, noncurrent	31,060	46,269
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Other payables, current	137,638	177,010
Other payables, noncurrent	596,123	516,836
Concessions Payable [Member]
IfrsStatementLineItems [Line Items]
Other payables, noncurrent	74,177	77,296
Other Payables [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	39,231	81,922
Other payables, noncurrent	R$ 308,992	R$ 314,239